Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired

As of June 30, 2025 and 2024, intangible assets, net consisted of the following:

	As of June 30, 2025
	Gross carrying value	Accumulated amortization	Net carrying value
Customer relationship	1,588,175	(630,684)	957,491
License	943,470	(70,760)	872,710
Software	219,950	(121,730)	98,220
Client lists	172,970	(129,727)	43,243
Collaboration agreement	102,209	(38,329)	63,880
Others	35,791	(16,233)	19,558
Total	3,062,565	(1,007,463)	2,055,102

	As of June 30, 2024
	Gross carrying value	Accumulated amortization	Net carrying value
Customer relationship	1,490,555	(442,862)	1,047,693
License	885,478	(22,137)	863,341
Software	216,873	(96,856)	120,017
Client lists	162,338	(40,584)	121,754
Collaboration agreement	95,927	(11,991)	83,936
Others	22,522	(4,891)	17,631
Total	2,873,693	(619,321)	2,254,372

Schedule of Estimated Future Amortization Expense

Amortization expense was $376,739, $196,859, and $179,078 for the years ended June 30, 2025, 2024, 2023, respectively. Estimated future amortization expenses are as follows:

Year ending June 30,	Amortization expense
2026	302,335
2027	253,243
2028	237,704
2029	221,324
2030	147,616